Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 6.1	$ 5.5
Key management personnel compensation	2.8	0.0
Key management personnel compensation, share-based	23.4	4.9
Key management personnel compensation, termination benefits	$ 1.8	$ 0.0